Initial fair value of assets obtained as proceeds from residential mortgage loans securitized (Detail) (Residential Mortgage, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 1,409,233	$ 1,346,536
Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,391,594	1,330,743
Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	919,980	838,795
Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	438,236	453,697
Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	33,378	38,251
Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	17,639	15,793
Fair Value, Inputs, Level 1 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,391,594	1,330,743
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,391,594	1,330,743
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	919,980	838,795
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	438,236	453,697
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	33,378	38,251
Fair Value, Inputs, Level 2 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	17,639	15,793
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 17,639	$ 15,793